Organization and Business Overview (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Business Overview [Abstract]
Schedule of Subsidiaries Company

As of year end and the date of this report, details of the subsidiaries company are as follows:

Name	Background	Ownership	Principal activities
Beautylab Group Medical Limited (“Beautylab”)	— A BVI company — Incorporated on May 6, 2024 — Issued share capital of US$500	Wholly-owned by the Company	Investment holding

My Beauty Technology Limited (“My Beauty”)	— A Hong Kong company — Incorporated on September 19, 2019 — Issued share capital of HK$1,000,000	Wholly-owned by Beautylab	Provision of beauty, wellness and postpartum services, sales of products and franchisor

Pilate International Trading Limited (“Pilate”)	— A Hong Kong company — Incorporated on July 14, 2016 — Issued share capital of HK$1,000,000	Wholly-owned by Beautylab	Provision of beauty, wellness and postpartum services and sales of products

Dream International Trading (Hong Kong) Limited (“Dream International”)	— A Hong Kong company — Incorporated on March 14, 2017 — Issued share capital of HK$1,000,000	Wholly-owned by Beautylab	Provision of beauty, wellness and postpartum services and sales of products

Choliya Limited (“Choliya”)	— A Hong Kong company — Incorporated on March 7, 2021 — Issued share capital of HK$10,000	Wholly-owned by Pilate	Provision of beauty, wellness and postpartum services, sales of products and consultancy services